Discontinued operations (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Interest income	$ 627	$ 377	$ 70
Depreciation charge		(1,163)
Depreciation charge		(300)
Impairment loss recognised in profit or loss, property, plant and equipment		(414)
Impairment loss recognised in profit or loss, right of use assets		(3)
Equity-based compensation of Novartis equity plans	(1,142)	(982)	(910)
Reversal of impairment loss recognised in profit or loss, property, plant and equipment		7
Discontinued operations [member]
Statement [line items]
Interest income	2	2	1
Equity-based compensation of Novartis equity plans	(60)	(66)	(69)
Property, plant and equipment [member] | Discontinued operations [member]
Statement [line items]
Depreciation charge	(144)	(196)	(203)
Impairment loss recognised in profit or loss, property, plant and equipment	(5)	(3)	(68)
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	1	3	59
Right-of-use assets [member] | Discontinued operations [member]
Statement [line items]
Depreciation charge	(32)	(33)	(39)
Impairment loss recognised in profit or loss, right of use assets	(8)
Intangible assets other than goodwill [member] | Discontinued operations [member]
Statement [line items]
Amortization charge	(171)	(222)	(238)
Impairment charge	(44)	(25)	(27)
Restructuring provision [member] | Discontinued operations [member]
Statement [line items]
Additions to restructuring provisions	$ (27)	$ (40)	$ (62)